Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 30,064	₩ 37,547	₩ 59,184
Financial assets measured at fair value	1,189,597	1,510,428
Other increase (decrease)	(28,637)	(320,949)
Spin-off		(14,360,160)
KDX Korea Data Exchange [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		334
Walden SKT Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		687
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Other increase (decrease)		(8,734)
Spin-off		(10,000)
Studio Yesone [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		1,000
Sonnori Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		1,000
SMART SKT Infinitum Game Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	2,000	3,000
Laguna Dynamic Game And Content Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		1,600
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	14,641
Other increase (decrease)	(14,641)
KB ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	4,000
Sk Venture Capital Llc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	12
Daekyo Wipoongdangdang Contents Korea Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments	1,080
CMES Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Financial assets measured at fair value	900
Other increase (decrease)	900
Startup Win Win Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments	4,850
Dividend received from associates deducted from the carrying amount	₩ 1,290
Hello Nature Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets		₩ 1,730